EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2014
Earnings per Common Share [Abstract]
Calculations of Basic and Diluted Earnings Per Share

The following table sets forth the calculation of basic and diluted earnings per share:

	(Unaudited)
	Three months ended		Years Ended
	March 31,		December 31,
(In thousands, except per share data)	2014	2013	2013	2012
Basic Earnings Per Common Share
Net income available to common shareholders	$489	$505	$2,406	$2,199
Weighted average common shares outstanding	2,529	2,512	2,517	2,504
Basic earnings per common share	$0.19	$0.20	$0.96	$0.88

Diluted Earnings Per Common Share
Net income available to common shareholders	$489	$505	$2,406	$2,199
Weighted average common shares outstanding	2,529	2,512	2,517	2,504
Effect of assumed exercise of stock options	22	-	14	8
Effect of assumed exercise of stock warrants	-	-	-	4
Diluted weighted average common shares outstanding	2,551	2,512	2,531	2,516
Diluted earnings per common share	$0.19	$0.20	$0.95	$0.87